DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Entity Registrant Name	NOVELOS THERAPEUTICS, INC.
Entity Central Index Key	0001279704
Entity Filer Category	Smaller Reporting Company
Trading Symbol	nvlt
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,597,764	$ 5,505,960	$ 673,739
Restricted cash	55,000	55,000	555,000
Prepaid expenses and other current assets	335,979	254,967	51,042
Total current assets	5,988,743	5,815,927	1,279,781
FIXED ASSETS, NET	2,697,624	3,044,565	3,510,489
GOODWILL	1,675,462	1,675,462	0
OTHER ASSETS	27,222	27,222	11,872
TOTAL ASSETS	10,389,051	10,563,176	4,802,142
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	712,808	478,041	392,881
Accrued interest	0	0	305,049
Derivative liability	21,628	23,305	0
Notes payable, current portion	0	0	204,802
Capital lease obligations, current portion	2,356	2,235	2,085
Total current liabilities	736,792	503,581	904,817
LONG-TERM LIABILITIES:
Convertible debt	0	0	2,720,985
Notes payable, net of current portion	450,000	450,000	920,941
Deferred rent	133,209	124,381	115,311
Capital lease obligations, net of current portion	2,309	4,091	6,326
Total long-term liabilities	585,518	578,472	3,763,563
TOTAL LIABILITIES	1,322,310	1,082,053	4,668,380
COMMITMENTS AND CONTINGENCIES (Notes 13 and 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value; 7,000 shares authorized; none issued and outstanding as of September 30, 2012, December 31, 2011 and 2010	0	0	0
Common stock, $0.00001 par value; 150,000,000 shares authorized; 43,460,497, 36,907,824 and 12,820,102 shares issued and outstanding at September 30, 2012, December 31, 2011 and 2010, respectively	434	369	128
Additional paid-in capital	47,186,659	40,961,180	24,178,638
Deficit accumulated during the development stage	(38,120,352)	(31,480,426)	(24,045,004)
Total stockholders' equity	9,066,741	9,481,123	133,762
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,389,051	$ 10,563,176	$ 4,802,142

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	7,000	7,000	7,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	43,460,497	36,907,824	12,820,102
Common stock, shares outstanding	43,460,497	36,907,824	12,820,102

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
COSTS AND EXPENSES:
Research and development	$ 3,896,005	$ 2,445,429	$ 3,599,080	$ 2,984,207	$ 20,805,039
General and administrative	2,695,503	1,827,510	2,692,433	1,156,549	9,662,611
Merger costs	0	746,207	746,207	52,925	799,133
Total costs and expenses	6,591,508	5,019,146	7,037,720	4,193,681	31,266,783
LOSS FROM OPERATIONS	(6,591,508)	(5,019,146)	(7,037,720)	(4,193,681)	(31,266,783)
OTHER INCOME (EXPENSE):
Grant income	0	44,479	44,479	200,000	244,479
Loss on derivative warrants	(42,178)	(66,820)	(12,158)	0	(12,158)
Interest expense, net	(6,240)	(428,015)	(430,023)	(566,156)	(447,125)
Other income (expense)	0	0	0	(426)	1,161
Total other expense, net	(48,418)	(450,356)	(397,702)	(366,582)	(213,643)
NET LOSS	(6,639,926)	(5,469,502)	(7,435,422)	(4,560,263)	(31,480,426)
DEEMED DIVIDEND ON WARRANTS	(543,359)	0	0	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (7,183,285)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.18)	$ (0.25)	$ (0.31)	$ (0.36)	$ (2.84)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	39,611,899	21,847,984	23,959,008	12,820,102	11,090,838

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Professional Services	Licensed Technology	Common Stock	Common Stock Cash	Common Stock Professional Services	Common Stock Licensed Technology	Common Stock Registered Offering [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cash	Additional Paid-in Capital Professional Services	Additional Paid-in Capital Licensed Technology	Additional Paid-in Capital Registered Offering [Member]	Deficit Accumulated During the Development Stage
BEGINNING BALANCE at Nov. 06, 2002
Issuance of common stock (in shares)						6,440,123	101,220
Issuance of common stock		590,269	9,108			64	1				590,205	9,107
ENDING BALANCE at Dec. 31, 2002	599,377				65					599,312
ENDING BALANCE (in shares) at Dec. 31, 2002					6,541,343
Issuance of common stock (in shares)						37,958		203,483
Issuance of common stock		4,937		80,412				2			4,937		80,410
Net loss	(295,790)														(295,790)
ENDING BALANCE at Dec. 31, 2003	388,936				67					684,659					(295,790)
ENDING BALANCE (in shares) at Dec. 31, 2003					6,782,784
Net loss	(342,761)														(342,761)
ENDING BALANCE at Dec. 31, 2004	46,175				67					684,659					(638,551)
ENDING BALANCE (in shares) at Dec. 31, 2004					6,782,784
Issuance of common stock (in shares)						610,664
Issuance of common stock		835,868				6					835,862
Net loss	(481,837)														(481,837)
ENDING BALANCE at Dec. 31, 2005	400,206				73					1,520,521					(1,120,388)
ENDING BALANCE (in shares) at Dec. 31, 2005					7,393,448
Issuance of common stock (in shares)						2,202,179
Issuance of common stock		7,097,072				22					7,097,050
Common stock repurchased (in shares)					(43,819)
Common stock repurchased	(31,667)									(31,667)
Stock-based compensation	43,994									43,994
Net loss	(963,440)														(963,440)
ENDING BALANCE at Dec. 31, 2006	6,546,165				95					8,629,898					(2,083,828)
ENDING BALANCE (in shares) at Dec. 31, 2006					9,551,808
Issuance of common stock (in shares)						60,250
Issuance of common stock		250,000				1					249,999
Exercise of warrant to purchase common stock (in shares)					75,045
Exercise of warrant to purchase common stock	250,000				1					249,999
Stock-based compensation	570,392									570,392
Net loss	(5,090,325)														(5,090,325)
ENDING BALANCE at Dec. 31, 2007	2,526,232				97					9,700,288					(7,174,153)
ENDING BALANCE (in shares) at Dec. 31, 2007					9,687,103
Issuance of common stock (in shares)						3,132,999
Issuance of common stock		12,931,562				31					12,931,531
Stock-based compensation	477,488									477,488
Net loss	(6,090,715)														(6,090,715)
ENDING BALANCE at Dec. 31, 2008	9,844,567				128					23,109,307					(13,264,868)
ENDING BALANCE (in shares) at Dec. 31, 2008					12,820,102
Stock-based compensation	502,199									502,199
Net loss	(6,219,873)														(6,219,873)
ENDING BALANCE at Dec. 31, 2009	4,126,893				128					23,611,506					(19,484,741)
ENDING BALANCE (in shares) at Dec. 31, 2009					12,820,102
Intrinsic value of beneficial conversion feature associated convertible debt	213,792									213,792
Stock-based compensation	353,340									353,340
Net loss	(4,560,263)														(4,560,263)
ENDING BALANCE at Dec. 31, 2010	133,762				12,820,102					24,178,638					(24,045,004)
ENDING BALANCE (in shares) at Dec. 31, 2010					128
Issuance of common stock upon conversion of convertible notes (in shares)					4,181,535
Issuance of common stock upon conversion of convertible notes	3,184,707				42					3,184,665
Issuance of common stock in a business combination (in shares)					2,959,871
Issuance of common stock in a business combination	2,219,903				30					2,219,873
Cash paid in lieu of fractional shares in a business combination (in shares)					(41)
Cash paid in lieu of fractional shares in a business combination	(145)									(145)
Issuance of common stock and warrants, net of issuance costs (in shares)					16,928,204
Issuance of common stock and warrants, net of issuance costs	10,164,546				169					10,164,377
Intrinsic value of beneficial conversion feature associated convertible debt	257,973									257,973
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					18,153
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	48,339									48,339
Stock-based compensation	907,460									907,460
Net loss	(7,435,422)														(7,435,422)
ENDING BALANCE at Dec. 31, 2011	9,481,123				369					40,961,180					(31,480,426)
ENDING BALANCE (in shares) at Dec. 31, 2011					36,907,824
Issuance of common stock (in shares)	6,846,537								5,420,800
Issuance of common stock	4,870,978								54					4,870,924
Issuance of common stock and warrants, net of issuance costs (in shares)					150,800
Issuance of common stock and warrants, net of issuance costs	150,800				1					150,799
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					981,073
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	43,855				10					43,845
Stock-based compensation	1,159,911									1,159,911
Net loss	(6,639,926)														(6,639,926)
ENDING BALANCE at Sep. 30, 2012	$ 9,066,741				$ 434					$ 47,186,659					$ (38,120,352)
ENDING BALANCE (in shares) at Sep. 30, 2012					43,460,497

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net loss	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	384,083	439,587	584,841	580,114	2,416,038
Stock-based compensation	1,159,911	655,656	907,460	353,340	2,854,873
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	257,973	213,792	471,765
Issuance of stock for technology and services	0	0	0	0	89,520
Impairment of intangible assets	0	0	0	19,671	19,671
Loss on disposal of fixed assets	0	6,009	6,009	0	36,477
Loss on derivative warrants	42,178	66,820	12,158	0	12,158
Changes in:
Prepaid expenses and other current assets	(81,012)	(224,548)	(175,883)	18,584	(238,797)
Accounts payable and accrued liabilities	234,767	(331,357)	(294,969)	(322,707)	97,912
Accrued interest	0	158,672	158,673	305,049	463,722
Deferred rent	8,828	6,083	9,070	9,973	124,381
Cash used in operating activities	(4,891,171)	(4,434,607)	(5,970,090)	(3,382,447)	(25,132,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649	0	905,649
Purchases of fixed assets	37,142	112,195	118,411	1,652	5,486,592
Proceeds from sale of fixed assets	0	0	0	0	7,000
Purchases of short-term certificates of deposit	0	0	0	0	(5,500,730)
Proceeds from short-term certificates of deposit	0	0	0	0	5,500,730
Change in restricted cash	0	500,000	500,000	0	(55,000)
Payment for intangible assets	0	0	0	0	(19,671)
Cash provided by (used in) investing activities	(37,142)	1,293,454	1,287,238	(1,652)	(4,648,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes	0	0	0	2,720,985	2,720,985
Proceeds from long-term obligations	0	0	0	450,000	1,677,945
Payments on long-term obligations	0	(675,743)	(675,743)	(190,789)	(1,227,944)
Payments on capital lease obligations	(1,661)	(1,549)	(2,085)	(1,944)	(4,648)
Proceeds from issuance of common stock, net of issuance costs	4,870,978	4,866,406	10,164,546	0	31,874,254
Proceeds from exercise of warrant	150,800	0	0	0	250,000
Repurchase of common stock	0	0	0	0	(31,667)
Cash paid in lieu of fractional shares in a business combination	0	(145)	(145)	0	(145)
Change in deferred issuance costs	0	(130,800)	28,500	99,461	28,500
Cash provided by (used in) financing activities	5,020,117	4,058,169	9,515,073	3,077,713	35,287,280
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	91,804	917,016	4,832,221	(306,386)	5,505,960
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125	0
CASH AND EQUIVALENTS AT END OF PERIOD	5,597,764	1,590,755	5,505,960	673,739	5,505,960
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	13,716	54,454	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	48,339	0	48,339
Issuance of common stock upon conversion of notes payable and accrued interest	0	3,184,707	3,184,707	0	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,408	78,408	0	78,408
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,616)	(439,616)	0	(439,616)
Excess of purchase price over net assets acquired in a business combination	$ 0	$ 1,675,462	$ 1,675,462	$ 0	$ 1,675,462

NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature Of Business Organization and Going Concern Disclosure [Text Block]

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a pharmaceutical company developing novel drugs for the treatment and diagnosis of cancer. On April 8, 2011, Novelos completed a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers, and Cell Acquisition Corp. (the “Merger Subsidiary”), a Wisconsin corporation and a wholly owned subsidiary of Novelos. Pursuant to the transaction Cellectar was merged into the Merger Subsidiary (the “Acquisition”, see Note 4). References in these financial statements and notes to “Cellectar” relate to the activities and financial information of Cellectar prior to the Acquisition, references to “Novelos” relate to the activities and financial information of Novelos prior to the Acquisition and references to “the Company” or “we” or “us” or “our” relate to the activities and obligations of the combined Company following the Acquisition.

Immediately prior to the Acquisition, Novelos completed a 1-for-153 reverse split of its common stock.  Novelos then issued to the shareholders of Cellectar at that date 17,001,596 shares of its common stock as consideration for the Acquisition, representing a ratio of 0.8435 shares of Novelos common stock in exchange for one share of Cellectar common stock (the “Exchange Ratio”) as set forth in the Agreement and Plan of Merger (the “Merger Agreement”) dated April 8, 2011.  The shares issued to Cellectar shareholders in the Acquisition constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock for gross proceeds of approximately $5,135,000.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition was accounted for as a reverse acquisition whereby Cellectar, Inc. was treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein as of and for the twelve months ended December 31, 2010 represent the historical financial information of Cellectar, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio. On April, 8, 2011, Cellectar was merged into the Merger Subsidiary a wholly owned subsidiary of Novelos; as such, the financial statements presented herein as of and for the twelve months ended December 31, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through December 31, 2011 and the financial statements presented herein as of and for the nine months ended September 30, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through September 30, 2011. The financial statements as of and for the nine months ended September 30, 2012 include the consolidated results of the combined company for that period. All per-share amounts and outstanding shares, including all common stock equivalents, and stock options, have been retroactively restated in these financial statements and notes for all periods presented to reflect the capital structure of Novelos by applying the Exchange Ratio.  The cumulative capital activity from the date of inception (November 7, 2002) up to the closing of the Acquisition, as presented in the accompanying statement of stockholders’ equity, equals 17,001,596 shares of common stock, which represents the equity interests the legal parent (Novelos) issued to effect the Acquisition. The number of authorized shares of common stock disclosed on the balance sheet (150,000,000) represents the number of authorized shares of Novelos common stock following the Acquisition.  Additionally, on the accompanying balance sheet as of December 31, 2010 and statements of stockholders’ equity for the period from inception (November 7, 2002) to December 31, 2010 the aggregate par value of the issued common stock was reduced to reflect the $0.00001 par value of Novelos common stock associated with the shares of Cellectar common stock adjusted for the Exchange Ratio and the difference was reclassified to additional paid-in capital.

As a result of the Acquisition, the Company has implemented a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.  The Company is conducting its operations from Cellectar’s headquarters in Madison, Wisconsin and the Company’s executive offices are in Newton, Massachusetts.

The Company is subject to a number of risks similar to those of other small pharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

The accompanying financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception in devoting substantially all of its efforts toward research and development and has an accumulated deficit of $31,480,426 at December 31, 2011 and an accumulated deficit of $38,120,352 as of September 30, 2012. During the year ended December 31, 2011 and the nine months ended September 20, 2012, the Company generated a net loss of $7,435,422 and $6,639,926, respectively and the Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand at September 30, 2012, combined with the cash proceeds received from warrant exercises in October 2012 (see Note 19), is adequate to fund operations at budgeted levels through May 2013.  On November 2, 2012, the Company completed a private placement of its common stock and warrants for total proceeds of $2,000,000. The proceeds from the private placement are designated for use towards the construction of a clinical-stage manufacturing facility for I-124-CLR1404 (LIGHT) at the Company’s Madison, WI location. The Company estimates that the project will cost a total of approximately $3,000,000, will take approximately one year to complete and will commence in late 2012, although the Company has not yet entered into contractual commitments with vendors. The Company may seek to obtain the additional capital required to complete the project from additional sales of common stock, proceeds from warrant exercise, and/or from equipment financing. The Company’s ability to execute its operating plan beyond May 2013 depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The accompanying unaudited consolidated balance sheet as of September 30, 2012, the consolidated statements of operations for the nine months ended September 30, 2012 and 2011, and the consolidated statements of cash flows for the nine months ended September 30, 2012 and 2011 and the related interim information contained within the notes to the consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair presentation of the Company’s consolidated financial position at September 30, 2012 and consolidated results of its operations and its cash flows for the nine months ended September 30, 2012 and 2011. The results for the nine months ended September 30, 2012 are not necessarily indicative of future results.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the consolidated financial statements.  The consolidated financial statements as of and for the twelve months ended December 31, 2011 are presented on a consolidated basis to reflect the Acquisition described in Note 4.

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of September 30, 2012, December 31, 2011 and 2010, the Company remained in the development stage.

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

COSTS AND EXPENSES:
Research and development	$24,701,044
General and administrative	12,358,114
Merger costs	799,133
Total costs and expenses	37,858,291

LOSS FROM OPERATIONS	(37,858,291)

OTHER EXPENSE, NET	(262,061)

NET LOSS	$(38,120,352)
DEEMED DIVIDEND ON WARRANTS	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	13,238,063

 The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

Net loss	$(38,120,352)
Adjustments to reconcile net loss to cash used in operating activities	7,486,674
Changes in working capital	609,801
Cash used in operating activities	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,516,734)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	37,114,220
Change in deferred issuance costs	28,500
Proceeds from issuance of long-term obligations and convertible notes	4,398,930
Payments on long-term obligations	(1,234,253)
Cash provided by financing activities	40,307,397
INCREASE IN CASH AND EQUIVALENTS	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,408
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,616)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents — All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.

Restricted Cash — Restricted cash at September 30, 2012 and December 31, 2011 consists of a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).  Restricted cash at December 31, 2010 consists of a certificate of deposit required for collateral for a promissory note with a bank (see Note 8) and a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (Note 13).

Goodwill — Intangible assets at September 30, 2012 and December 31, 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date. During 2010, following a reduction in staff and suspension of research and manufacturing activities in order to reduce operating costs, it was determined that the trademarks previously capitalized as intangible assets had been impaired and the carrying value was reduced to zero.

Stock-Based Compensation — The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of September 30, 2012, December 31, 2011 and 2010.

Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.

Grant Income — Cellectar received a cash grant of approximately $44,000 and $200,000 for the years ended December 31, 2011 and 2010, respectively, from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The estimated fair value of the convertible debt, determined on an as-converted basis including conversion of accumulated unpaid interest, was approximately $3,264,000 at December 31, 2010, respectively.  There was no convertible debt outstanding at September 30, 2012 or December 31, 2011. The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivative Instruments   – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 27,310 and 77,729 at September 30, 2012 and December 31, 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At September 30, 2012 and December 31, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.  There were no outstanding derivative instruments at December 31, 2010.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of September 30, 2012 and December 31, 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements — In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements , which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the accompanying financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.  The adoption of this accounting standard did not impact the accompanying financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosures of Supplementary Pro Forma Information for Business Combinations , which, if comparative financial statements are presented, requires the supplemental pro forma disclosure of revenue and earnings to be presented as if the business combination had occurred at the beginning of the comparable prior annual reporting period only.  This standard also expands the supplemental pro forma disclosures required under FASB ASC Topic 850, Business Combinations , to include a description of the nature and amount of material nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This standard is effective for the Company for any business combinations completed after January 1, 2011.  The Company adopted the provisions of this standard during the first quarter of 2011.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRSs.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard will become effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income.  This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to enhance comparability between entities that report under US GAAP and those that report under IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. Under the ASU, an entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The ASU does not change items that constitute net income and other comprehensive income, when an item of other comprehensive income must be reclassified to net income or the earnings-per-share computation (which will continue to be based on net income). The new US GAAP requirements are effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted, but full retrospective application is required under the accounting standard. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.   This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement in ASU No. 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income. All other requirements of ASU No. 2011-05 remain unchanged.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company’s financial statement or required disclosures.

In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial statements or required disclosures.

Reclassifications — Certain prior-period amounts have been reclassified to conform to the current-period presentation.

FAIR VALUE	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

3. FAIR VALUE

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC 820, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

·	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
·	Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
·	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$21,628	$-	$21,628

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$-	$-	$-

The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

ACQUISITION	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4. ACQUISITION

Merger Agreement

On April 8, 2011, Novelos acquired Cellectar through a merger with and into the Merger Subsidiary, pursuant to the Merger Agreement entered into on that date.  As a result of the Acquisition, the Merger Subsidiary, which was renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar.

In the Acquisition, the former stockholders of Cellectar received an aggregate number of shares of Novelos common stock constituting approximately 85% of the outstanding shares of Novelos common stock, after giving effect to the Acquisition but before giving effect to the concurrent private placement of Novelos securities described below.  Prior to the Acquisition, Novelos amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock resulting in 2,959,871 shares of Novelos common stock outstanding. Novelos then issued 17,001,596 shares of Novelos common stock to the stockholders of Cellectar upon the effective date of the Acquisition.  Warrants and options to purchase Novelos common stock that were outstanding prior to the Acquisition remained outstanding following the Acquisition. These consist of warrants to purchase a total of 315,164 shares of Novelos common stock with prices ranging from $16.07 to $191.25 and options to purchase a total of 49,159 shares of Novelos common stock with prices ranging from $1.53 to $1,072.53.

The financial advisor to Cellectar in the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration of their services.  The financial advisor to Novelos in the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration of their services.  These amounts were recorded as merger costs and expensed as incurred on the date of the Acquisition.  In addition to the investment banking fees, the Company also incurred an additional $296,207 of merger-related legal and other costs during the year ended December 31, 2011 and $52,925 during the year ended December 31, 2010 which were included as a component of expense in the respective period.

The Acquisition was completed principally to leverage synergies between Novelos’ strategic focus and experience in developing and funding the development of cancer drugs and Cellectar’s portfolio of cancer-targeted compounds.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition.  In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (Cellectar) plus the fair value of the net assets of the accounting acquiree (Novelos).  Further, under the purchase method, the purchase price is allocated to the assets acquired, liabilities assumed, and identifiable intangible assets based on their estimated fair values with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $2,219,903 and was calculated as the number of shares of common stock that Cellectar would have had to issue (adjusted for the Exchange Ratio) in order for Novelos shareholders to hold a 15% equity interest in the combined Company post-acquisition (but prior to the concurrent private placement), multiplied by the estimated fair value of the Company’s common stock on the acquisition date.  The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in the private placement which was both completed concurrently with and conditioned upon the closing of the Acquisition.  This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration – issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

The Company determined that the acquired Novelos legacy technology had no value as of the date of the acquisition.

Goodwill

Of the total purchase price of $2,219,903, $1,675,462 was allocated to goodwill. Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets. The goodwill includes the value of the Novelos work force (management team). None of the goodwill associated with the Acquisition is deductible for income tax purposes.

There were no changes in goodwill during the year ended December 31, 2011, after the initial purchase accounting.

The Company is required to perform an annual impairment test related to goodwill which is performed in the fourth quarter of each year, or sooner if changes in circumstances suggest that the carrying value of an asset may not be recoverable. During the fourth quarter of 2011, the annual test was performed and it was determined that there had been no impairment to goodwill.

There were no changes in circumstances during the nine months ended September 30, 2012 that would suggest that the goodwill is not recoverable. There were no changes in goodwill during the nine months ended September 30, 2012.

FIXED ASSETS	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2011	2010

Office and laboratory equipment	$3,069,889	$2,984,375
Computer software	4,000	—
Leasehold improvements	2,324,672	2,317,597
Total fixed assets	5,398,561	5,301,972
Less accumulated depreciation and amortization	(2,353,996)	(1,791,483)
Fixed assets, net	$3,044,565	$3,510,489

For the years ended December 31, 2011 and 2010, the Company incurred approximately $585,000 and $580,000 of depreciation expense, respectively.

During the nine months ended September 30, 2012, the change to net fixed assets consisted of an increase of approximately $384,083 to accumulated depreciation and amortization and purchases of equipment totaling approximately $37,000.

LICENSE AGREEMENTS	9 Months Ended
Sep. 30, 2012
Collaborative and License Arrangement Disclosure [Abstract]
Collaborative and License Arrangement Disclosure [Text Block]

6. LICENSE AGREEMENTS

2003 License Agreement with the University of Michigan

In September 2003, Cellectar entered into an exclusive license agreement (the “U. Mich. Agreement”) with the Regents of the University of Michigan, (“U. Mich.”) for the development, manufacture and marketing of products under several composition-of-matter patents in North America that expire at varying dates in 2016.  The U. Mich. Agreement expires upon the expiration of the last covered patent.  The Company is responsible for an annual license fee of $10,000 and is required to pay costs associated with the maintenance of the patents covered by the U. Mich. Agreement.  Additionally, the Company is required to make milestone payments of $50,000 upon the filing of a New Drug Application (“NDA”) for a licensed product intended for use in a therapeutic or diagnostic application (such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products) and make certain milestone payments within a year following the first commercial sale of any licensed products.  The sales milestones range from $100,000 to $200,000, dependent upon whether the drug is for use in a diagnostic or therapeutic application, provided that if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied. The milestone payments may total up to $400,000. The U. Mich. Agreement provides that the Company pay a royalty equal to 3% of net sales of any licensed products sold by the Company or its sublicensees for such licensed products, provided however if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.  Furthermore, the U. Mich. Agreement provides for a reduction in the royalties owed by up to 50% if the Company is required to pay royalties to any third parties related to the sale of the licensed products.  If the Company receives any revenue in consideration of rights to the licensed technology that is not based on net sales, excluding any funded research and development, the Company is required to pay U. Mich. 10% of amounts received.  U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods.  To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months’ notice to U. Mich. and the return of licensed product and related data.  The U. Mich. Agreement contained milestones that required certain development activities to be completed by specified dates. All such development milestones have either been completed or have been removed by subsequent amendment to the agreement.  U. Mich. has provided no warranties as to validity or otherwise with respect to the licensed technology.

The Company paid approximately $600 and $300 to U. Mich. for the reimbursement of patent maintenance fees during the years ended December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, all annual license fees have been paid in a timely manner.

In connection with the U. Mich. Agreement, during 2003 Cellectar paid approximately $54,000 of back patent costs and issued 203,483 shares of common stock to U. Michigan as partial consideration for the rights described above.  The estimated fair-market value of the issuance was $80,412 and was recorded as a license cost and is included as a component of stockholders equity in the accompanying balance sheets.

License Agreement with Wisconsin Alumni Research Foundation

In January 2006, Cellectar entered into a license agreement (the “WARF Agreement”) with the Wisconsin Alumni Research Foundation (“WARF”) under which Cellectar received a license, with a right to grant sublicenses, to develop, manufacture, and market products with respect to certain patents.  The WARF Agreement required an initial license fee of $8,800 and provided that Cellectar pay royalties equal to 0.3% of sales of any licensed products.  Cellectar was also required to reimburse WARF for patent filing fees and related costs.  During the year ended December 31, 2010 there were no costs related to the patents under the WARF Agreement.  During 2010, the WARF Agreement was terminated.

Novelos License Agreements

During 2007, Novelos entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”) whereby Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). Under the terms of the agreement the Company is entitled to receive up to $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm and to receive royalty payments of between 12-25% of net sales of NOV-205 and NOV-002, as applicable, in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

During 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), including NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.  For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.

The Company has suspended development of the products covered by the collaboration agreements described above. The Company does not anticipate that the collaboration agreements will have a material effect on its future results of operations, cash flows, and financial position.

CONVERTIBLE DEBT (Convertible Debt [Member])	9 Months Ended
Sep. 30, 2012
Convertible Debt [Member]
Debt Disclosure [Text Block]

7. CONVERTIBLE DEBT

On January 25, 2010, Cellectar issued nine convertible promissory notes (“Convertible Notes”) in an aggregate principal amount of $2,720,985.  The Convertible Notes provided for interest of 12% compounded annually with a maturity date of the earlier of (i) the date on which Cellectar’s cash reserves fall below $250,000 or (ii) January 20, 2011.  Upon an event of default, as defined, the interest rate increased by 10% to 22%.  The outstanding principal balance, together with any unpaid interest, was convertible immediately, by the lenders, into common stock of the Company at $0.82987 per share (giving effect to the Exchange Ratio).  Furthermore, the Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing, should the Company complete a qualified financing transaction which raises at least $20,000,000 in proceeds to the Company.  Since the Convertible Notes were convertible into common stock at date of issuance at a per share price which was less than the estimated fair value of the Company’s common stock at that date, the Convertible Notes contained a beneficial conversion feature (“BCF”).  The estimated intrinsic value of the BCF of $213,792 was determined as the difference between the conversion price and the estimated fair value of Cellectar common stock on the date of issuance, multiplied by the 3,278,786 shares of common stock into which the Convertible Notes were convertible at issuance. This amount was recorded as a component of interest expense on the date of issuance.  The estimated per-share fair value of Cellectar common stock was determined by management based on a number of factors including an independent valuation, which was determined to be the best indication of the fair value as of the issuance date of the Convertible Notes.  Since the conversion price was subject to adjustment in the event of a qualified transaction, as defined, the Convertible Notes also contain a contingent beneficial conversion feature (“CBCF”).  This contingency did not materialize; therefore no intrinsic value was allocated to the CBCF.  As of December 31, 2011 and 2010, principal of $0 and $2,720,985 was outstanding, respectively, on the Convertible Notes.

As of December 31, 2010, the Convertible Notes were classified as a long-term obligation on the accompanying December 31, 2010 balance sheet as a result of the conversion of the short-term obligation through the issuance of equity securities in connection with the Acquisition.

On January 20, 2011, the Convertible Notes matured but remained unpaid.  Following the maturity and default of the Convertible Notes, the holders of the Convertible Notes agreed that all of the outstanding Convertible Notes would be automatically converted simultaneous with the completion of an acquisition and financing (the “Conversion Time”), if completed.  The amount of shares issued upon such conversion would be dependent on the amount of investment made by the note holders at the Conversion Time and were negotiated based on outstanding principal and projected accrued interest based on an assumed closing date for the acquisition and financing.  Since the number of shares to be issued upon conversion could not be determined until the Conversion Time, the Convertible Notes contained a CBCF.  On April 1, 2011, Cellectar’s Board of Directors voted to accept the note holders consent to convert the Convertible Notes into 4,181,535 shares of common stock immediately prior to the Acquisition.  On April 8, 2011, immediately prior to the Acquisition, the principal and unpaid interest on the Convertible Notes was converted into the agreed total of 4,181,535 shares of common stock.  Upon conversion of the Convertible Notes, the Company reclassified the aggregate outstanding principal and interest totaling $3,184,707 to a component of additional paid-in capital.  The revised conversion terms resulted in the issuance of an additional 343,963 shares of common stock over the 3,837,572 shares of common stock that would have been issued if the unpaid principal and accrued interest on the Convertible Notes had been converted on that date in accordance with their original terms at the stated conversion price.  On the date of conversion, the Company determined that the value of these additional shares was $257,973, based on the $0.75 per share offering price of the common stock sold in the private placement completed concurrently with the Acquisition, which is the best indication of fair value on the date of conversion.  Since the conversion was not completed until April 8, 2011, the value of the additional shares of $257,973 was recorded as a component of interest expense during the second quarter of 2011.

LONG-TERM NOTES PAYABLE (Notes Payable [Member])	9 Months Ended
Sep. 30, 2012
Notes Payable [Member]
Debt Disclosure [Text Block]

8.  LONG-TERM NOTES PAYABLE

On January 11, 2008, Cellectar entered into a loan agreement with a bank to borrow up to $1,200,000.  The borrowing, evidenced by a note (the “Bank Note”), bore interest at a rate of 7.01% per annum, could be prepaid without penalty and was payable in 48 monthly principal and interest payments of $20,520 with a balloon payment of any remaining unpaid principal and interest on March 28, 2012.  In the event of default of payment, Cellectar would be required to pay a late charge equal to 5% of the delinquent payment and the interest rate on the unpaid principal would be increased by 3%.  The Bank Note was collateralized by substantially all assets of Cellectar and a deposit account in the amount of $500,000.  As of December 31, 2010, the cash collateral is classified as restricted cash in the accompanying balance sheet.   On April 8, 2011, immediately prior to the Acquisition, Cellectar paid approximately $627,000 in full settlement of the Bank Note. The payment was made in order to avoid an event of default that would have occurred as a result of the change of control that occurred at the time of the Acquisition. As of December 31, 2011 and 2010, $0 and $470,941 are classified as a long-term note payable in the accompanying balance sheets, respectively.

On September 15, 2010, Cellectar entered into certain loan agreements with the Wisconsin Department of Commerce (“WDOC Notes”) to borrow a total of $450,000.  The WDOC Notes bear interest at 2% per annum beginning on the date of disbursement and allow for the deferral of interest and principal payments until April 30, 2015.  In the event of default of payment, interest on the delinquent payment is payable at a rate equal to 12% per annum.  Monthly payments of $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.  As of December 31, 2011 and 2010, $450,000 is classified as a long-term note payable in the accompanying balance sheets.

Long-term notes payable consists of the following as of December 31:

	2011	2010

Bank Note, 7.01% interest	$—	$675,743
Wisconsin Department of Commerce, 2% interest	450,000	450,000
	450,000	1,125,743
Less current portion	—	(204,802)
Long-term note payable, net of current portion	$450,000	$920,941

As of December 31, 2011, long-term notes payable matures as follows:

Years ended December 31,
2012	$—
2013	—
2014	—
2015	119,957
2016	243,591
Thereafter	86,452
$450,000

For the years ended December 31, 2011 and 2010, the Company incurred approximately $17,500 and $62,000 of interest expense related to these long-term notes payable.

No payments were made on long-term obligations in the nine months ended September 30, 2012. The Company incurred approximately $7,000 of interest expense related to the long-term notes payable.

As of September 30, 2012, the outstanding principal on the WDOC Notes of $450,000 is classified as long-term debt outstanding in the accompanying balance sheet.

STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. STOCKHOLDERS’ EQUITY

On January 1, 2008, Cellectar converted from a Wisconsin limited liability company to a Wisconsin corporation (the “Conversion”). Each issued and outstanding unit of equity in the limited liability company immediately prior to the Conversion was converted into one issued and outstanding share of Cellectar common stock and each unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of the corporation’s common stock.  For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos and therefore the issuance of Novelos common stock, rather than member units in the limited liability company or common stock of Cellectar, as applicable.

From inception until the Acquisition on April 8, 2011, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a securities purchase agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

The securities purchase agreement includes certain registration requirements which were subsequently extended by the consent of purchasers holding a majority of shares of the Company’s common stock issued in the April Private Placement, which holders constituted the requisite holders, as defined. The Company was required to file with the SEC a registration statement covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued pursuant to the securities purchase agreement that are not otherwise saleable under an available exemption from registration requirements.  The Company was also required to use commercially reasonable efforts to have the registration statement declared effective by July 28, 2012 and is required to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or such time as all the registrable securities covered by the registration statement can be sold under Rule 144 without any volume limitations. The Company filed a registration statement with the SEC on July 17, 2012 covering the resale of 4,000,000 shares of common stock pursuant to the registration requirements and this registration statement was declared effective on July 26, 2012.

The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days on not more than two occasions in any 12-month period (the “Allowed Delay”).  If the Company suspends the use of the registration for longer than the Allowed Delay, it may be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the use of the registration statement is no longer suspended, not to exceed 5% of the aggregate purchase price.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement. As of December 31, 2011, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.

The Company paid to the placement agent for the financing a cash fee equal to $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement.  The placement agent is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was $112,096 and was recorded as a component of stockholders’ equity.

December 2011 Underwritten Offering

On December 6, 2011, the Company completed an underwritten public offering of 10,081,667 shares of its common stock and warrants to purchase up to an aggregate of 10,081,667 shares of its common stock at an exercise price of $0.60 per share, expiring on December 6, 2016, for gross proceeds of $6,049,000 and net proceeds of $5,298,140 after deducting transaction costs (the “Underwritten Offering”). The warrant exercise price and the common stock issuable pursuant to such warrant are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $2,350,320 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). The Company paid the underwriter a cash fee of $302,000, which was recorded as a reduction of the gross proceeds received.

June 2012 Public Offering

On June 13, 2012, pursuant to securities purchase agreements entered into with investors on June 7, 2012, the Company completed a registered public offering of an aggregate of 5,420,800 shares of its common stock, warrants to purchase up to an aggregate of 5,420,800 at an exercise price of $1.00 per share, exercisable for 90 days from issuance (the “Class B Warrants”), and warrants to purchase up to an aggregate of 2,710,400 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $5,420,800 and net proceeds of $4,870,978 after deducting transaction costs (the “June Offering”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $1,994,631 at issuance and has been included as a component of stockholders’ equity.  In the June Offering, the Company paid a cash fee of $379,456 and issued warrants to purchase 271,040 shares of its common stock at an exercise price of $1.25 per share expiring on June 13, 2017 to the placement agent. The cash fee was recorded as a reduction of the gross proceeds received. The estimated fair value of the warrants issued to the placement agent was $255,703 and was recorded as a component of stockholders’ equity.

On September 10, 2012, the Company amended the terms of the Class B Warrants with investors who held warrants to purchase 5,255,000 shares of our common stock to extend the expiration date for the exercise of such warrants until October 11, 2012. An investor who held Class B Warrants to purchase 15,000 shares of our common stock did not elect to amend their agreement and such warrants expired on September 11, 2012. These warrants had been issued in connection with the June Offering, had an expiration date of September 11, 2012 and were exercisable at a price of $1.00 per share. The modification of the expiration date of the warrants resulted in a deemed dividend to warrant holders of $543,359 which was calculated as the difference between the fair value of the warrants immediately before and after the modification using the Black-Scholes option pricing model. The deemed dividend is reflected as an adjustment to net loss to arrive at net loss attributable to common stockholders in the nine months ended September 30, 2012. Since the Company had an accumulated deficit at the time of the modification, there was no impact to the components of stockholders’ equity as a result of the recognition of the deemed dividend.

During the nine months ended September 30, 2012, Class B Warrants were exercised for an aggregate of 150,800 shares of common stock and the Company received aggregate cash proceeds of $150,800 in respect of those exercises. Subsequent to September 30, 2012, Class B Warrants were exercised for an aggregate of 937,500 shares of common stock and the Company received aggregate cash proceeds of $937,500. The balance of the Class B Warrants, exercisable for up to 4,317,500 shares of common stock, expired (see Note 19).

November Private Placement

See Note 19 for details regarding a private placement of common stock and warrants that was completed in November 2012.

Legacy Warrants

Outstanding warrants to purchase 315,164 shares of common stock, originally issued in connection with Novelos equity and debt financings from 2007 through 2010, remained outstanding subsequent to the Acquisition (Note 4).

Common Stock Warrants

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

December 6, 2011 Underwritten Offering	10,081,667	$0.60	December 6, 2016
April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Legacy warrants (1)	77,729	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015
Legacy warrants	8,561	$191.25	May 2, 2012
Total	17,403,989

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and have been accounted for as derivative instruments as described in Note 3.

On May 4, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at $0.75 per share.  The Company reclassified $48,339 from the derivative liability to additional paid-in capital upon the exercise of the warrants. In connection with the December 2011 Underwritten Offering, 5,000 warrants previously issued to the placement agent were cancelled.

The warrant activity during the nine months ended September 30, 2012 was as follows:

The Company issued 23,495 shares of common stock in connection with the cashless exercise of warrants to purchase50,419 shares of common stock at $0.60 per share expiring on July 27, 2015. The Company reclassified $43,855 from the derivative liability to additional paid-in capital upon the exercise of the warrants.

The Company issued 374,597 shares of common stock in connection with the cashless exercise of warrants to purchase 980,657 shares of common stock at $0.75 per share expiring on March 31, 2016.

The Company issued 582,981 shares of common stock in connection with the cashless exercise of warrants to purchase 833,333 shares of common stock. The warrants had an expiration date of December 6, 2016 and an exercise price of $0.60 per share.

The Company issued 150,800 shares of common stock related to the exercise of warrants to purchase 150,800 shares of common stock. The warrants had an expiration date of September 11, 2012 and an exercise price of $1.00 per share.

On May 7, 2012, warrants to purchase 8,561 shares of common stock at $191.25 expired unexercised. On September 11, 2012, warrants to purchase 15,000 shares of common stock at $1.00 per share expired unexercised.

As of September 30, 2012, 23,767,459 warrants remained outstanding.

Reserved Shares

The following shares were reserved for future issuance upon exercise of stock options and warrants or conversion of debt:

	Nine Months Ended September 30, (unaudited)		December 31,
	2012	2011	2011	2010

Warrants	23,767,459	7,327,322	17,403,989	—
Stock options	4,675,754	3,632,638	4,827,638	769,189
Convertible notes	—	—	—	3,646,370

Total number of shares reserved for future issuance	28,443,213	10,959,960	22,231,627	4,415,559

STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.  STOCK-BASED COMPENSATION

Prior to the Acquisition, Cellectar’s Board of Directors determined exercise prices and vesting periods on the date of grant, subject to the provisions of the 2006 Unit Option Plan and the 2008 Stock Incentive Plan (collectively, the “Cellectar Plans”). Options have been granted at or above the estimated fair-market value of the common stock at the grant date. Options granted pursuant to the 2006 Cellectar Plan and 2008 Plan generally would have become fully vested in the event of a business combination whereby the options are not assumed or replaced by the surviving company, as defined. On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding granted under the Cellectar Plans and the Cellectar Plans were terminated.

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from $1.53 to $1,072.53.

2006 Novelos Stock Option Plan.  Following the Acquisition, option grants to directors and employees will be made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  On May 18, 2011, the Board of Directors of the Company approved certain amendments to the Plan to, among other things, increase the aggregate number of shares of the Company’s common stock reserved for issuance under the Plan (including any shares that have already been issued thereunder), to 7,000,000 and remove the 750,000 share annual individual limitation on grants under the Plan.  On June 30, 2011, the Company’s stockholders approved those amendments. On August 23, 2012, the Board of Directors adopted an amendment to the Plan to increase the aggregate number of common stock reserved for issuance under the Plan to 10,000,000, which was approved by the Company’s stockholders on October 25, 2012 (see Note 19).

A total of 7,000,000 shares of common stock are reserved for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of December 31, 2011, there are an aggregate of 2,281,112 shares available for future grants under the Plan.

Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for non-performance based awards is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Evaluation of the probability of meeting performance targets is evaluated at the end of each reporting period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Nine Months Ended September 30, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2011	2010	2011
Employee and director stock option grants:
Research and development	$234,816	$121,393	$190,172	$61,791	$488,558
General and administrative	747,808	349,781	570,884	291,549	2,148,187
	982,624	471,174	761,056	353,340	2,636,745
Non-employee consultant stock option grants:
Research and development	85,265	46,851	36,157	—	36,157
General and administrative	92,022	137,631	110,247	—	181,971
	177,287	184,482	146,404	—	218,128

Total stock-based compensation	$1,159,911	$655,656	$907,460	$353,340	$2,854,873

On July 14, 2010, the expiration date of vested options held by a former employee was extended until July 8, 2015.  The extension constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of approximately $20,000 was recorded in connection with the modification.

The Company granted 5,026,500 stock options to employees and non-employees during the twelve months ended December 31, 2011 under the Plan, of which 670,200 were performance-based awards. As of December 31, 2011, 335,100 of these performance-based awards were outstanding and 335,100 had been forfeited and as of September 30, 2012, 167,550 of these performance-based awards were outstanding and 502,650 had been expired. No compensation expense has been recognized related to the performance-based awards as the Company does not believe that it is probable that the performance targets will be met. The Company issued options to purchase a total of 200,000 shares of common stock to non-employees outside of any formalized plan, but 100,000 were forfeited as a result of the cancellation and replacement as described below.  Exercise prices for all grants made in the during the twelve months ended December 31, 2011 were equal to the market value of the Company’s common stock on the date of grant.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of $4,494 was recorded in connection with the modification.

The Company granted 24,000 stock options to employees during the nine months ended September 30, 2012 under the Plan. The exercise price for the grants made during the nine months ended September 30, 2012 were equal to the market value of the Company’s common stock on the date of grant.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. Cellectar estimated volatility based on a review of volatility estimates of publicly held drug development companies in a similar stage of development. Subsequent to the Acquisition, the Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.  Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2010 as Cellectar had experienced very few forfeitures through 2009 and there was insufficient history to develop an accurate estimate of future forfeitures.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition. Additionally, the majority of the 2011 forfeitures were related to unmet milestones on performance-based options that are not representative of the expected future forfeiture rates for the Company’s service-based awards. This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	Twelve Months Ended December 31, 2011
Volatility	115%	110%	110 - 115%
Risk-free interest rate	0.925%	1.84%-3.17%	0.89% – 3.17%
Expected life (years)	6.0	5.5 – 6.25	5.5 – 6.25
Dividend	0%	0%	0%
Weighted-average exercise price	$1.00	$1.45	$1.16
Weighted-average grant-date fair value	$0.85	$1.22	$0.98

Stock Option Activity

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	24,000	$1.00
Forfeited	(175,884)	$1.36
Outstanding at September 30, 2012 (unaudited)	4,675,754	$1.82

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, December 31, 2011	636,634	$6.48	9.17	$—
Unvested, December 31, 2011	4,191,004	$1.12	9.59	$—
Exercisable at December 31, 2011	636,634	$6.48	9.17	$—
Vested, September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062
Unvested, September 30, 2012 (unaudited)	2,721,708	$1.06	8.87	$620,198
Exercisable at September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062

There were no stock options granted during the twelve months ended December 31, 2010.

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per-share fair value of common stock at the end of the respective period and the exercise price of the underlying options. At December 31, 2011 and 2010, the estimated fair-market value of common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 and for the period from November 7, 2002 to December 31, 2011 was $0.98 and $1.28, respectively.  There were no options granted during the year ended December 31, 2010.  The total fair value of shares vested during December 31, 2011 and 2010 and for the period November 7, 2002 (date of inception) to December 31, 2011 was $756,400, $199,600 and $2,806,400, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2011 and 2010 was $1.31 and $0.89 and $2.01 and $1.91, respectively.

As of December 31, 2010, there was approximately $58,000 of total unrecognized compensation cost, all of which was attributable to unvested stock-based compensation arrangements related to employees, which was recognized in the twelve months ended December 31, 2011.

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

As of December 31, 2011, there was $2,956,117 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $1,321,168, $1,051,631, $507,630 and $75,688 during 2012, 2013, 2014 and 2015, respectively.  The Company expects 3,855,904 in unvested options to vest in the future.

As of September 30, 2012, there was $2,007,878 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $332,937, $1,052,094, $512,204 and $110,643 during 2012, 2013, 2014 and 2015, respectively.  The Company expects 2,554,158 in unvested options, excluding performance-based awards, to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at September 30, 2012 was $1.04 and $0.87, respectively.

INCOME TAXES	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11.  INCOME TAXES

	2011	2010

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)

Change in valuation	1,106,296	1,882,000
Total	$—	$—

Deferred tax assets consisted of the following at December 31:

	2011	2010

Deferred tax assets
Federal net operating loss	$19,447,371	$6,116,804
Federal research and development tax credit carryforwards	1,956,146	390,600
State net operating loss	2,444,816	814,492
State research and development tax credit carryforwards	597,608	220,738
Capitalized research and development expenses	13,007,013	—
Capital loss carryforward (expires beginning in 2012)	340,000	—
Stock-based compensation expense	333,206	552,859
Intangible assets	555,198	—
Charitable contribution carryforwards	44,370	49,725
Accrued liabilities	35,314	25,327
Total deferred tax assets	38,761,042	8,170,545

Deferred tax liabilities
Depreciable assets	(346,870)	(434,056)
Total deferred tax liabilities	(346,870)	(434,056)

Net deferred tax assets	38,414,172	7,736,489
Less valuation allowance	(38,414,172)	(7,736,489)

Total deferred tax assets	$—	$—

 As of December 31, 2011, the Company had federal and state net operating loss carryforwards (“NOLs”) of approximately $57,198,000 and $46,533,000 respectively, which expire beginning in 2031 and 2025, respectively.  In addition, the Company has federal and state research and development and investment tax credits of approximately $1,956,000 and $905,000, respectively.  The amount of NOLs which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

The Company did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2011 or 2010, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS and state taxing authorities for tax periods commencing January 1, 2008. Additionally, the Company may be subject to examination by the IRS for years beginning prior to January 1, 2008 as a result of its NOLs. However, any adjustment related to these periods would be limited to the amount of the NOL generated in the year(s) under examination.

For the nine months ended September 30, 2012, the federal and state NOLs increased by approximately $6,640,000 as a result of the loss recorded.

NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

12.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and convertible debt.  Since there is a net loss attributable to common stockholders for the years ended December 31, 2011 and 2010, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2011	2010	2011
Convertible debt	—	—	—	3,646,370	—
Warrants	23,767,459	7,327,322	17,403,989	—	17,403,989
Stock options	4,675,754	3,632,638	4,827,638	769,189	4,827,638

COMMITMENTS	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

13.  COMMITMENTS

Real Property Leases

On September 5, 2007, Cellectar entered into a 36-month lease for office and manufacturing space, commencing September 15, 2007.  The lease provides for the option to extend the lease under its current terms for seven additional two-year terms.  Rent is $8,050 per month for the first year and then escalates by 3% per year for the duration of the term including any lease extension terms.  The lease also requires the payment of monthly rent of $1,140 for approximately 3,400 square feet of expansion space.  The monthly rent for the expansion space is fixed until such time as the expansion space is occupied at which time the rent would increase to the current per square foot rate in effect under the original lease terms.  The Company is responsible for certain building-related costs such as property taxes, insurance, and repairs and maintenance.  Rent expense is recognized on a straight-line basis and accordingly the difference between the recorded rent expense and the actual cash payments has been recorded as deferred rent as of each balance sheet dates.  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, straight-line rent expense and the associated deferred rent has been calculated over 17 years, which represents the full term of the lease, including all extensions.

The Company is required to remove certain alterations, additions and improvements upon termination of the lease that altered a portion of the rentable space.  In no event shall the cost of such removal, at commercially reasonable rates, paid by the Company exceed $55,000 (“Capped Amount”). Any amount in excess of the Capped Amount shall be the obligation of the landlord.  The Company is required to maintain a certificate of deposit equal to the Capped Amount during the term of the lease, which amount is shown as restricted cash on the accompanying balance sheets.

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2012	$126,000
2013	123,000
2014	94,000
2015	—
Thereafter	—
$343,000

The Company also leases office space in Newton, MA, which has a term that is month-to-month and requires monthly rental payments of $5,300.

Rent expense was approximately $170,000 and $143,000 for the nine months ended September 30, 2012 and 2011, respectively and $197,000 and $159,000 for the years ended December 31, 2011 and 2010, respectively and approximately $1,141,000 from inception to December 31, 2011.

Equipment Lease

Certain equipment is leased under a capital lease.  The lease agreement requires monthly principal and interest payments of $217 and expires on September 3, 2014.  The outstanding obligation is being amortized using a 7% interest rate based on comparable borrowing rates.

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2011:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2012	$2,608	$373	$2,235
2013	2,608	211	2,397
2014	1,739	45	1,694
	$6,955	$629	$6,326

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2011	2010

Office equipment	$10,973	$10,973
Less accumulated amortization	(5,123)	(2,928)
	$5,850	$8,045

CONTINGENCIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]

14.  CONTINGENCIES

Litigation

The Company is party to certain legal matters that existed with Novelos prior to the Acquisition. The following summarizes the status of those matters.

Class Action

A putative federal securities class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of Novelos, on behalf of himself and all others who purchased or otherwise acquired Novelos common stock in the period between December 14, 2009 and February 24, 2010, against Novelos and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, 2010, an amended complaint was filed.  The amended complaint claims, among other things, that Novelos violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged misleading disclosures related to the progress of the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  On December 6, 2010, the defendants filed a motion to dismiss the complaint with prejudice.  On January 20, 2011, the plaintiffs filed their opposition to our motion and on March 3, 2011, the defendants filed their response to the opposition. On June 23, 2011, the motion to dismiss was granted and the case was dismissed without prejudice.  Because the dismissal was without prejudice, the plaintiffs could reinstitute the proceeding by filing an amended complaint.  On August 5, 2011, the plaintiffs filed a second amended complaint realleging that the defendants violated Section 10(b) of the Exchange Act and Rule 10b-5 in connection with alleged misleading disclosures related to the Phase 3 clinical trial for NOV-002 in non-small cell lung cancer. On September 9, 2011, the defendants filed a motion to dismiss the second amended complaint. The plaintiffs’ opposition to the motion was filed on October 14, 2011 and the defendants filed a reply brief on November 4, 2011. On June 11, 2012, the second amended complaint was dismissed with prejudice. The plaintiffs did not file a notice of appeal prior to the expiration of the deadline for such filing on July 13, 2012.

BAM Dispute

From its inception through 2010, Novelos was primarily engaged in the development of certain oxidized glutathione-based compounds for application as therapies for disease, particularly cancer. These compounds were originally developed in Russia and in June 2000, Novelos acquired commercial rights from the Russian company (“ZAO BAM”) which owned the compounds and related Russian patents. In April 2005, Novelos acquired worldwide rights to the compounds (except for the Russian Federation) in connection with undertaking extensive development activities in an attempt to secure US Food and Drug Administration (“FDA”) approval of the compounds as therapies. These development activities culminated in early 2010 in an unsuccessful Phase 3 clinical trial of an oxidized glutathione compound (NOV-002) as a therapy for non-small cell lung cancer. After the disclosure of the negative outcome of the Phase 3 clinical trial in 2010, ZAO BAM claimed that Novelos modified the chemical composition of NOV-002 without prior notice to or approval from ZAO BAM, constituting a material breach of the June 2000 technology and assignment agreement. In September 2010, Novelos filed a complaint in Massachusetts Superior Court seeking a declaratory judgment by the court that the June 2000 agreement has been entirely superseded by the April 2005 agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied. ZAO BAM answered the complaint and alleged counterclaims. In August 2011, Novelos filed a motion for judgment on the pleadings as to the declaratory judgment count and all counts of ZAO BAM’s amended counterclaims. On October 17, 2011, the court ruled in favor of Novelos on each of the declaratory judgment claims and dismissed all counts of ZAO BAM’s counterclaim. Judgment in favor of Novelos was entered on October 20, 2011. On November 14, 2011 ZAO BAM filed a notice of appeal.

We do not anticipate that these litigation contingencies will have a material impact on the Company’s future financial position, results of operations or cash flows.

EMPLOYEE RETIREMENT PLAN	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

15.  EMPLOYEE RETIREMENT PLAN

On January 1, 2009, Cellectar adopted a Safe Harbor defined contribution plan under Section 401(k) of the Internal Revenue Code which covered eligible employees who meet minimum age requirements and allowed participants to contribute a portion of their annual compensation on a pre-tax basis.  Cellectar contributed 3% of each participant’s compensation.  Contributions made for the year ended December 31, 2010 was $23,000. The plan was canceled effective August 30, 2010.

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer and principal founder of Cellectar, and a director and shareholder of the Company, is a faculty member at the University of Wisconsin-Madison (“UW”).

During the year ended December 31, 2011, the Company made contributions totaling $206,500 to UW, for use towards unrestricted research activities.  No payments were made to UW during the year ended December 31, 2010.

During the nine months ended September 30, 2012, the Company made contributions to UW totaling $206,500 for use towards unrestricted research activities and paid UW $144,044 for costs associated with clinical trial agreements. The Company made contributions to the UW of $125,000 during the nine months ended September 30, 2011.

SUPPLEMENTAL PRO FORMA INFORMATION	9 Months Ended
Sep. 30, 2012
Supplemental Financial Information Disclosure [Abstract]
Supplemental Financial Information Disclosure [Text Block]

17.  SUPPLEMENTAL PRO FORMA INFORMATION

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Twelve Months Ended December 31,
	2011	2010

Net loss	$(7,256,438)	$(1,704,966)

The pro forma net loss has been adjusted for the following:

1)	Elimination of $165,000, and $361,000 of interest expense for the twelve months ended December 31, 2011 and 2010, respectively; such amounts relate to interest accrued on the Convertible Notes which were converted immediately prior to the Acquisition (see Note 7) and the Bank Note which was paid in full settlement of the note immediately prior to the Acquisition (see Note 8).
2)	Recognition of an additional beneficial conversion feature (“BCF”) of $463,000 in the year ended December 31, 2010 and the elimination of BCF of $258,000 in the year ended December 31, 2011 in connection with the conversion of the Convertible Notes, which is assumed to have occurred on January 1, 2010 for the purpose of pro forma presentation (see Note 7).
3)	Elimination of Acquisition costs incurred during the year ended December 31, 2011 and 2010, which are assumed to have been incurred prior to January 1, 2010 for the purpose of presentation in the pro forma statements of operations.
4)	Elimination of $450,000 of investment banking fees incurred upon the consummation of the Acquisition on April 8, 2011 from the twelve months ended December 31, 2011.
5)	Elimination of dividends and deemed dividends on Novelos’ preferred convertible stock, which is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.
6)	Elimination of Novelos historical revenue related to the amortization of deferred revenue that was determined to have no fair value in purchase accounting.
7)	Elimination of liquidated damages accrued in 2010 related to Novelos’ convertible preferred stock. The liquidated damages are assumed not to have accrued as the preferred stock is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.

PROPOSED REVERSE STOCK SPLIT	9 Months Ended
Sep. 30, 2012
Reverse Stock Split Disclosure [Abstract]
Reverse Stock Split Disclosure [Text Block]

18. PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation, or to determine not to proceed with the reverse split at all.  The purpose of the proposed reverse split was to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange and was contemplated in connection with the Company’s underwritten public offering that closed on December 6, 2011 (see Note 9). The Company did not obtain the NASDAQ listing and did not effect the reverse split in connection with the offering. While the Company may effect a reverse split at a later date, the Company has no immediate plans to proceed with the reverse split or a listing on a national securities exchange.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

19. SUBSEQUENT EVENTS

November Private Placement

On November 2, 2012, the Company completed a private placement of 2,000,000 shares of its common stock, warrants to purchase up to an aggregate of 2,000,000 shares of common stock at an exercise price of $1.00 per share, exercisable for 90 days from issuance, and warrants to purchase up to an aggregate of 1,000,000 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $2,000,000 (the “November Private Placement”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock spilts and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The proceeds from the November Private Placement are designated for use towards the construction of a clinical-stage manufacturing facility for I-124-CLR1404 (LIGHT) at the Company’s Madison, WI location. The Company estimates that the project will cost a total of approximately $3,000,000 and, will take approximately one year to complete. The Company anticipates that construction will commence in late 2012, although the Company has not yet entered into contractual commitments with vendors. The Company may seek to obtain the additional capital required to complete the project from additional sales of common stock, proceeds from warrant exercises, or from equipment financing.

Warrant Exercises and Expirations

During October 2012, warrants were exercised for an aggregate of 937,500 shares of common stock underlying the warrants andthe Company received cash proceeds of $937,500. The warrants were issued in June 2012, had an amended expiration date of October 11, 2012 and an exercise price of $1.00 per share.

On October 11, 2012, warrants to purchase 4,317,500 shares of common stock at $1.00 per share expired unexercised.

Stockholder Meeting

On October 25, 2012, the Company held a special meeting in lieu of annual meeting of stockholders. At the meeting, the stockholders reelected Thomas Rockwell Mackie, James S. Manuso and John E. Niederhuber as Class I directors and approved an amendment to the 2006 Stock incentive Plan to increase the number of shares of common stock issuable thereunder from 7,000,000 to 10,000,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation— The consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Development Stage Company [Policy Text Block]

Development Stage Company — The Company has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned operations.  As of September 30, 2012, December 31, 2011 and 2010, the Company remained in the development stage.

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

COSTS AND EXPENSES:
Research and development	$24,701,044
General and administrative	12,358,114
Merger costs	799,133
Total costs and expenses	37,858,291

LOSS FROM OPERATIONS	(37,858,291)

OTHER EXPENSE, NET	(262,061)

NET LOSS	$(38,120,352)
DEEMED DIVIDEND ON WARRANTS	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	13,238,063

The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

Net loss	$(38,120,352)
Adjustments to reconcile net loss to cash used in operating activities	7,486,674
Changes in working capital	609,801
Cash used in operating activities	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,516,734)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	37,114,220
Change in deferred issuance costs	28,500
Proceeds from issuance of long-term obligations and convertible notes	4,398,930
Payments on long-term obligations	(1,234,253)
Cash provided by financing activities	40,307,397
INCREASE IN CASH AND EQUIVALENTS	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,408
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,616)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

Use of Estimates, Policy [Policy Text Block]

Use of Estimates— The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents— All short-term investments purchased with maturities of three months or less are considered to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash— Restricted cash at September 30, 2012 and December 31, 2011 consists of a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).  Restricted cash at December 31, 2010 consists of a certificate of deposit required for collateral for a promissory note with a bank (see Note 8) and a certificate of deposit required under the Company’s lease agreement for its Madison, Wisconsin facility (see Note 13).

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life), which represents the full term of the lease, including all extensions (Note 13).

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill— Intangible assets at September 30, 2012 and December 31, 2011 consist of goodwill recorded in connection with the Acquisition. Goodwill is not amortized, but is required to be evaluated for impairment annually or whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable. The Company evaluates goodwill for impairment annually in the fourth fiscal quarter and additionally on an interim basis if an event occurs or there is a change in circumstances, such as a decline in the Company’s stock price or a material adverse change in the business climate, which would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets — Long-lived assets other than intangible assets consist of fixed assets, which we periodically evaluate for potential impairment. Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date. During 2010, following a reduction in staff and suspension of research and manufacturing activities in order to reduce operating costs, it was determined that the trademarks previously capitalized as intangible assets had been impaired and the carrying value was reduced to zero.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation— The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for awards that are not performance-based is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development Expense, Policy [Policy Text Block]	Research and Development— Research and development costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]

Income Taxes— Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” to be sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual to or disclosure in the financial statements as of September 30, 2012, December 31, 2011 and 2010.

Comprehensive Loss, Policy [Policy Text Block]	Comprehensive Loss— There were no components of comprehensive loss other than net loss in all of the periods presented.
Grant Income [Policy Text Block]
Grant Income— Cellectar received a cash grant of approximately $44,000 and $200,000 for the years ended December 31, 2011 and 2010, respectively, from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments— The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The estimated fair value of the convertible debt, determined on an as-converted basis including conversion of accumulated unpaid interest, was approximately $3,264,000 at December 31, 2010, respectively.  There was no convertible debt outstanding at September 30, 2012 or December 31, 2011. The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rates of interest available in the market.

Derivatives, Policy [Policy Text Block]

Derivative Instruments – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 27,310 and 77,729 at September 30, 2012 and December 31, 2011, respectively. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives on the consolidated statements of operations in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At September 30, 2012 and December 31, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.  There were no outstanding derivative instruments at December 31, 2010.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk— Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash as of September 30, 2012 and December 31, 2011 is on deposit in a non-interest-bearing transaction account that is fully covered by FDIC deposit insurance.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements— In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements , which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the accompanying financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.  The adoption of this accounting standard did not impact the accompanying financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosures of Supplementary Pro Forma Information for Business Combinations , which, if comparative financial statements are presented, requires the supplemental pro forma disclosure of revenue and earnings to be presented as if the business combination had occurred at the beginning of the comparable prior annual reporting period only.  This standard also expands the supplemental pro forma disclosures required under FASB ASC Topic 850, Business Combinations , to include a description of the nature and amount of material nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This standard is effective for the Company for any business combinations completed after January 1, 2011.  The Company adopted the provisions of this standard during the first quarter of 2011.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRSs.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard will become effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to enhance comparability between entities that report under US GAAP and those that report under IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. Under the ASU, an entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The ASU does not change items that constitute net income and other comprehensive income, when an item of other comprehensive income must be reclassified to net income or the earnings-per-share computation (which will continue to be based on net income). The new US GAAP requirements are effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted, but full retrospective application is required under the accounting standard. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.  This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company’s financial statements or required disclosures.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement in ASU No. 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income. All other requirements of ASU No. 2011-05 remain unchanged.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company’s financial statement or required disclosures.

In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company’s financial statements or required disclosures.

Reclassification, Policy [Policy Text Block]	Reclassifications— Certain prior-period amounts have been reclassified to conform to the current-period presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

COSTS AND EXPENSES:
Research and development	$24,701,044
General and administrative	12,358,114
Merger costs	799,133
Total costs and expenses	37,858,291

LOSS FROM OPERATIONS	(37,858,291)

OTHER EXPENSE, NET	(262,061)

NET LOSS	$(38,120,352)
DEEMED DIVIDEND ON WARRANTS	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	13,238,063

Schedule of Condensed Cash Flow Statement [Table Text Block]

 The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2012 is as follows:

Net loss	$(38,120,352)
Adjustments to reconcile net loss to cash used in operating activities	7,486,674
Changes in working capital	609,801
Cash used in operating activities	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,516,734)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	37,114,220
Change in deferred issuance costs	28,500
Proceeds from issuance of long-term obligations and convertible notes	4,398,930
Payments on long-term obligations	(1,234,253)
Cash provided by financing activities	40,307,397
INCREASE IN CASH AND EQUIVALENTS	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,408
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,616)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$21,628	$-	$21,628

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$-	$-	$-

ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration – issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

FIXED ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Fixed assets consisted of the following at December 31:

	2011	2010

Office and laboratory equipment	$3,069,889	$2,984,375
Computer software	4,000	—
Leasehold improvements	2,324,672	2,317,597
Total fixed assets	5,398,561	5,301,972
Less accumulated depreciation and amortization	(2,353,996)	(1,791,483)
Fixed assets, net	$3,044,565	$3,510,489

LONG TERM NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]

Long-term notes payable consists of the following as of December31:

	2011	2010

Bank Note,7.01% interest	$—	$675,743
Wisconsin Department of Commerce, 2% interest	450,000	450,000
	450,000	1,125,743
Less current portion	—	(204,802)
Long-term note payable, net of current portion	$450,000	$920,941

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December31,2011, long-term notes payable matures as follows:
Years ended December31,
2012	$—
2013	—
2014	—
2015	119,957
2016	243,591
Thereafter	86,452
$450,000

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

December 6, 2011 Underwritten Offering	10,081,667	$0.60	December 6, 2016
April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Legacy warrants (1)	77,729	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015
Legacy warrants	8,561	$191.25	May 2, 2012
Total	17,403,989

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and have been accounted for as derivative instruments as described in Note 3.

STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Nine Months Ended September 30, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2011	2010	2011
Employee and director stock option grants:
Research and development	$234,816	$121,393	$190,172	$61,791	$488,558
General and administrative	747,808	349,781	570,884	291,549	2,148,187
	982,624	471,174	761,056	353,340	2,636,745
Non-employee consultant stock option grants:
Research and development	85,265	46,851	36,157	—	36,157
General and administrative	92,022	137,631	110,247	—	181,971
	177,287	184,482	146,404	—	218,128

Total stock-based compensation	$1,159,911	$655,656	$907,460	$353,340	$2,854,873

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	Twelve Months Ended December 31, 2011
Volatility	115%	110%	110 - 115%
Risk-free interest rate	0.925%	1.84%-3.17%	0.89% – 3.17%
Expected life (years)	6.0	5.5 – 6.25	5.5 – 6.25
Dividend	0%	0%	0%
Weighted-average exercise price	$1.00	$1.45	$1.16
Weighted-average grant-date fair value	$0.85	$1.22	$0.98

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	24,000	$1.00
Forfeited	(175,884)	$1.36
Outstanding at September 30, 2012 (unaudited)	4,675,754	$1.82

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, December 31, 2011	636,634	$6.48	9.17	$—
Unvested, December 31, 2011	4,191,004	$1.12	9.59	$—
Exercisable at December 31, 2011	636,634	$6.48	9.17	$—
Vested, September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062
Unvested, September 30, 2012 (unaudited)	2,721,708	$1.06	8.87	$620,198
Exercisable at September 30, 2012 (unaudited)	1,954,046	$2.92	8.69	$252,062

INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2011	2010

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)

Change in valuation	1,106,296	1,882,000
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets consisted of the following at December 31:

	2011	2010

Deferred tax assets
Federal net operating loss	$19,447,371	$6,116,804
Federal research and development tax credit carryforwards	1,956,146	390,600
State net operating loss	2,444,816	814,492
State research and development tax credit carryforwards	597,608	220,738
Capitalized research and development expenses	13,007,013	—
Capital loss carryforward (expires beginning in 2012)	340,000	—
Stock-based compensation expense	333,206	552,859
Intangible assets	555,198	—
Charitable contribution carryforwards	44,370	49,725
Accrued liabilities	35,314	25,327
Total deferred tax assets	38,761,042	8,170,545

Deferred tax liabilities
Depreciable assets	(346,870)	(434,056)
Total deferred tax liabilities	(346,870)	(434,056)

Net deferred tax assets	38,414,172	7,736,489
Less valuation allowance	(38,414,172)	(7,736,489)

Total deferred tax assets	$—	$—

NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2011	2010	2011
Convertible debt	—	—	—	3,646,370	—
Warrants	23,767,459	7,327,322	17,403,989	—	17,403,989
Stock options	4,675,754	3,632,638	4,827,638	769,189	4,827,638

COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2012	$126,000
2013	123,000
2014	94,000
2015	—
Thereafter	—
$343,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2011:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2012	$2,608	$373	$2,235
2013	2,608	211	2,397
2014	1,739	45	1,694
	$6,955	$629	$6,326

Schedule of Capital Leased Assets [Table Text Block]

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2011	2010

Office equipment	$10,973	$10,973
Less accumulated amortization	(5,123)	(2,928)
	$5,850	$8,045

SUPPLEMENTAL PRO FORMA INFORMATION (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Financial Information Disclosure [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Twelve Months Ended December 31,
	2011	2010

Net loss	$(7,256,438)	$(1,704,966)

NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	9 Months Ended		12 Months Ended									101 Months Ended	110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Apr. 08, 2011	Dec. 31, 2011	Sep. 30, 2012
Stockholders' Equity, Reverse Stock Split			1-for-153
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	17,001,596		17,001,596
Business Acquisition Exchange Ratio			0.8435
Business Acquisition Shares Issued Percentage			85.00%
Net Income (Loss) Attributable To Parent	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)		$ (31,480,426)	$ (38,120,352)
Estimation Project Cost	3,000,000
Private Placement Units Sold	6,846,537
Issuance of common stock (in shares)	6,846,537											12,559,218
Proceeds from Issuance of Private Placement	5,135,000
Common stock, shares authorized	150,000,000		150,000,000	150,000,000									150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001									$ 0.00001	$ 0.00001
Deficit accumulated during the development stage	38,120,352		31,480,426	24,045,004									31,480,426	38,120,352
Terms Of Project, Description	the project will take approximately one year to complete and will commence in late 2012.
Subsequent Event [Member]
Proceeds from Issuance of Private Placement	$ 2,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended		12 Months Ended									110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2011	Sep. 30, 2012
COSTS AND EXPENSES:
Research and development	$ 3,896,005	$ 2,445,429	$ 3,599,080	$ 2,984,207								$ 20,805,039	$ 24,701,044
General and administrative	2,695,503	1,827,510	2,692,433	1,156,549								9,662,611	12,358,114
Merger costs	0	746,207	746,207	52,925								799,133	799,133
Total costs and expenses	6,591,508	5,019,146	7,037,720	4,193,681								31,266,783	37,858,291
LOSS FROM OPERATIONS	(6,591,508)	(5,019,146)	(7,037,720)	(4,193,681)								(31,266,783)	(37,858,291)
OTHER EXPENSE, NET	(48,418)	(450,356)	(397,702)	(366,582)								(213,643)	(262,061)
NET LOSS	(6,639,926)	(5,469,502)	(7,435,422)	(4,560,263)	(6,219,873)	(6,090,715)	(5,090,325)	(963,440)	(481,837)	(342,761)	(295,790)	(31,480,426)	(38,120,352)
DEEMED DIVIDEND ON WARRANTS													(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (7,183,285)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)								$ (31,480,426)	$ (38,663,711)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.18)	$ (0.25)	$ (0.31)	$ (0.36)								$ (2.84)	$ (2.92)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	39,611,899	21,847,984	23,959,008	12,820,102								11,090,838	13,238,063

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	9 Months Ended		12 Months Ended									110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2011	Sep. 30, 2012
Net loss	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)	$ (31,480,426)	$ (38,120,352)
Adjustments to reconcile net loss to cash used in operating activities													7,486,674
Changes in working capital													609,801
Cash used in operating activities	(4,891,171)	(4,434,607)	(5,970,090)	(3,382,447)								(25,132,706)	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649	0								905,649	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(37,142)	(112,195)	(118,411)	(1,652)								(5,486,592)	(5,516,734)
Change in restricted cash	0	500,000	500,000	0								(55,000)	(55,000)
Payment for intangible assets	0	0	0	0								(19,671)	(19,671)
Cash provided by (used in) investing activities	(37,142)	1,293,454	1,287,238	(1,652)								(4,648,614)	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	0	0	0	2,720,985								2,720,985	37,114,220
Change in deferred issuance costs	0	(130,800)	28,500	99,461								28,500	28,500
Proceeds from issuance of long-term obligations and convertible notes	0	0	0	450,000								1,677,945	4,398,930
Payments on long-term obligations	0	(675,743)	(675,743)	(190,789)								(1,227,944)	(1,234,253)
Cash provided by (used in) financing activities	5,020,117	4,058,169	9,515,073	3,077,713								35,287,280	40,307,397
INCREASE IN CASH AND EQUIVALENTS	91,804	917,016	4,832,221	(306,386)								5,505,960	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125								0	0
CASH AND EQUIVALENTS AT END OF PERIOD	5,597,764	1,590,755	5,505,960	673,739	980,125							5,505,960	5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	13,716	54,454								208,689	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	48,339	0								48,339	92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	0	3,184,707	3,184,707	0								3,184,707	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,408	78,408	0								78,408	78,408
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,616)	(439,616)	0								(439,616)	(439,616)
Excess of purchase price over net assets acquired in a business combination													$ 1,675,462

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Property, Plant and Equipment, Useful Life	5 years
Grant income	$ 0	$ 44,479	$ 44,479	$ 200,000	$ 244,479
Convertible Debt, Fair Value Disclosures				3,264,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	27,310		77,729		77,729
U.S. Internal Revenue Service [Member]
Grant income			$ 44,000	$ 200,000
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	17 years

FAIR VALUE (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Warrants	$ 21,628	$ 23,305	$ 0
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants	21,628	23,305	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants	$ 0	$ 0	$ 0

ACQUISITION (Details) (USD $)	Apr. 08, 2011
Consideration - issuance of securities	$ 2,219,903
Prepaid expenses and other assets	71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462
Total purchase price - net of cash acquired of $905,649	$ 1,314,254

ACQUISITION (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Shares Issued Percentage		85.00%
Stockholders' Equity, Reverse Stock Split		1-for-153
Shares Outstanding Reverse Stock Split		2,959,871
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17,001,596	17,001,596
Warrants Outstanding after the Reverse Stock Split		315,164
Options Outstanding after the Reverse Stock Split		49,159
Payments for Merger Related Costs (in dollars)		$ 296,207	$ 52,925
Equity Interest In Combined Company Post-Acquisition		15.00%
Payments to Acquire Businesses, Net of Cash Acquired (in dollars)	905,649
Minimum [Member]
Investment Warrants, Exercise Price (in dollars per share)		$ 16.07
Investment Options, Exercise Price (in dollars per share)		$ 1.53
Maximum [Member]
Investment Warrants, Exercise Price (in dollars per share)		$ 191.25
Investment Options, Exercise Price (in dollars per share)		$ 1,072.53
Acquiree Financial Advsior [Member]
Payments for Merger Related Costs (in dollars)		200,000
Acquirer Financial Advsior [Member]
Payments for Merger Related Costs (in dollars)		$ 250,000

FIXED ASSETS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total fixed assets		$ 5,398,561	$ 5,301,972
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(2,353,996)	(1,791,483)
FIXED ASSETS, NET	2,697,624	3,044,565	3,510,489
Computer Software, Intangible Asset [Member]
Total fixed assets		4,000	0
Office Equipment [Member]
Total fixed assets		3,069,889	2,984,375
Leasehold Improvements [Member]
Total fixed assets		$ 2,324,672	$ 2,317,597

FIXED ASSETS (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Depreciation			$ 585,000	$ 580,000
Depreciation and amortization	384,083	439,587	584,841	580,114	2,416,038
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	$ 37,142	$ 112,195	$ 118,411	$ 1,652	$ 5,486,592	$ 5,516,734

LICENSE AGREEMENTS (Details Textual) (USD $)	9 Months Ended	101 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 30, 2012	Apr. 08, 2011	Dec. 31, 2009 Collaboration Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member]	Dec. 31, 2011 University Of Michigan Agreement [Member]	Dec. 31, 2010 University Of Michigan Agreement [Member]	Dec. 31, 2003 University Of Michigan Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] New Drug Application [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Maximum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Minimum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Patents [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Rights [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member] Maximum [Member]	Dec. 31, 2006 Wisconsin Alumni Research Foundation Agreement [Member] Minimum [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member] Lees Pharmaceutical (Hk) Ltd [Member] Maximum [Member]	Dec. 31, 2006 2007 Novelos Licesnce agreement [Member] Lees Pharmaceutical (Hk) Ltd [Member] Minimum [Member]
Agreement Expiration Period			15 years	2016
Payment Of Licence Fee				$ 10,000									$ 8,800
Payment Of Milestone Expenses				400,000				50,000
Milestone Payment Method Description								such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products
Future Milestone Payments									200,000	100,000						1,700,000
Percentage Of Royalty Revenue				3.00%									0.30%	15.00%	12.00%		25.00%	12.00%
Payment Of Sublicence Fee Description				if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.
Percentage Of Revenue Received In Kind												10.00%
Termination Of Agreement Description			The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma. Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.	U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods. To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months'' notice to U. Mich. and the return of licensed product and related data.
Reimbursement Of Patent Maintenance Fees					600	300
Finite-Lived Intangible Assets, Cost Incurred to Renew or Extend											54,000
Issuance of common stock (in shares)	6,846,537	12,559,218					203,483
Issuance of common stock	$ 4,870,978						$ 80,412
Percentage Of Reduction In Market Share			20.00%

CONVERTIBLE DEBT (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jan. 11, 2008	Dec. 31, 2011 Additional Paid In Capital [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Jan. 25, 2010 Convertible Debt [Member]
Convertible debt	$ 0		$ 0	$ 2,720,985	$ 0				$ 2,720,985
Required Cash Reserve									250,000
Debt Instrument, Interest Rate, Stated Percentage						7.01%				12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum									10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum									22.00%
Debt Instrument, Convertible, Conversion Price									$ 0.82987
Debt Instrument, Convertible, Terms of Conversion Feature									70%
Debt Conversion, Converted Instrument, Shares Issued			4,181,535	3,278,786
Stock Issued During Period Value Conversion Of Convertible Securities			3,184,707				3,184,665
Debtinstrument Conversion Additional Shares Issued Upon Revsied Conversion Terms			343,963
Debt Instrument Conversion Shares Agreed Upon Prior To Conversion Terms			3,837,572
Debt Instrument, Convertible, Beneficial Conversion Feature	0	257,973	257,973	213,792	471,765
Interest Expense								$ 257,973
Offering Price Per Share Of Common Stock In Private Placement			$ 0.75

LONG TERM NOTES PAYABLE (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt		$ 450,000	$ 1,125,743
Less current portion		0	(204,802)
Long-term note payable, net of current portion	450,000	450,000	920,941
Bank Note Interest [Member]
Long-term Debt		0	675,743
Wisconsin Department Of Commerce [Member]
Long-term Debt		$ 450,000	$ 450,000

LONG TERM NOTES PAYABLE (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
2012	$ 0
2013	0
2014	0
2015	119,957
2016	243,591
Thereafter	86,452
Long-term Debt	$ 450,000	$ 1,125,743

LONG TERM NOTES PAYABLE (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 08, 2011	Jan. 11, 2008	Dec. 31, 2011 Long Term Note [Member]	Dec. 31, 2010 Long Term Note [Member]	Sep. 15, 2010 Wisconsin Department Of Commerce [Member]
Long-term Debt, Gross						$ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage						7.01%
Debt Instrument, Payment Terms				payable in 48 monthly principal and interest payments
Debt Instrument, Periodic Payment, Interest				20,520
Percentage Of Late Payment Charges				5.00%
Unpaid Principal Increased Percentage				3.00%
Collateralized Agreements				500,000
Loan Agreement Amount									450,000
Long Term Debt Payment Of Principal And Interest					627,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									2.00%
Interest and Principal Payments Period		2015-04-30
Unpaid Principal and Interest Description		Monthly payments of $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.
Interest Expense, Long-term Debt	7,000	17,500	62,000
Notes Payable, Noncurrent	$ 450,000	$ 450,000	$ 920,941				$ 0	$ 470,941

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	110 Months Ended			9 Months Ended						9 Months Ended				12 Months Ended		9 Months Ended
	Oct. 31, 2012	Dec. 31, 2011	Oct. 11, 2012	Sep. 30, 2012	Sep. 30, 2012 Warrant One [Member]		Sep. 30, 2012 Warrant Two [Member]	Sep. 30, 2012 Warrant Three [Member]	Sep. 30, 2012 Warrant Three [Member] Minimum [Member]	Sep. 30, 2012 Warrant Three [Member] Maximum [Member]	Sep. 30, 2012 June Offering One [Member]	Sep. 30, 2012 June Offering Two [Member]		Sep. 30, 2012 Underwritten Offering [Member]	Dec. 31, 2011 Underwritten Offering [Member]	Dec. 06, 2011 Underwritten Offering [Member]	Sep. 30, 2012 April Private Placement [Member]	Dec. 31, 2011 April Private Placement [Member]
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)				23,767,459	27,310	[1]	105,040	91,524			2,981,440	5,255,000	[2]	9,248,334			6,058,811
Warrants Exercise Price (in dollars per share)	$ 1	$ 0.75	$ 1		$ 0.6	[1]	$ 16.065		$ 99.45	$ 100.98	$ 1.25	$ 1	[2]	$ 0.6		$ 0.6	$ 0.75	$ 0.75
Warrants Expiration Date	Oct 11, 2012	Sep 11, 2012			Jul 27, 2015	[1]	Jul 27, 2015	Dec 31, 2015			Jun 13, 2017	Oct 11, 2012	[2]	Dec 6, 2016	Dec 6, 2016		Mar 31, 2016

[1]	The exercise prices of these warrants are subject to adjustment for "down-rounds" and have been accounted for as derivative instruments as described in Note 2.
[2]	During the three months ended September 30, 2012, the Company received exercises with respect to warrants to purchase 150,800 shares of common stock and warrants to purchase 15,000 shares of common stock expired. During October 2012, warrants to purchase 937,500 of common stock were exercised and the remaining warrants to purchase 4,317,500 shares of common stock expired unexercised.

STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Number Of Shares Reserved For Future Issuance	28,443,213	10,959,960	22,231,627	4,415,559
Convertible Debt [Member]
Number Of Shares Reserved For Future Issuance	0	0	0	3,646,370
Warrant [Member]
Number Of Shares Reserved For Future Issuance	23,767,459	7,327,322	17,403,989	0	17,403,989
Stock Options [Member]
Number Of Shares Reserved For Future Issuance	4,675,754	3,632,638	4,827,638	769,189	4,827,638

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended		101 Months Ended	110 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended
	Oct. 31, 2012	May 31, 2012	Mar. 31, 2012	Apr. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2011	Dec. 31, 2011	Oct. 11, 2012	Sep. 30, 2012 Underwritten Offering [Member]	Dec. 31, 2011 Underwritten Offering [Member]	Dec. 06, 2011 Underwritten Offering [Member]	Oct. 31, 2012 Class B Warrants [Member]	Sep. 30, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 10, 2012 Class B Warrants [Member]	Mar. 31, 2012 Placement Agent Advisory Fees [Member]	Sep. 30, 2012 April Private Placement [Member]	Dec. 31, 2011 April Private Placement [Member]	Sep. 30, 2012 June Offering [Member]	Sep. 30, 2012 June Offering [Member] Ninety Day Warrant [Member]	Sep. 30, 2012 June Offering [Member] Five Year Warrant [Member]	Sep. 30, 2012 June Offering [Member] Underwritten Offering [Member]
Private Placement Units Sold					6,846,537																6,846,537
Number Of Common Shares Comprised In Each Private Placement Unit																					one share
Number Of Warrants Comprised In Each Private Placement Unit																					one share
Proceeds From Issuance Of Private Placement (in dollars)					$ 5,135,000																$ 5,135,000
Warrants Expiration Date	Oct 11, 2012									Sep 11, 2012		Dec 6, 2016	Dec 6, 2016		Oct 11, 2012					Mar 31, 2016					Jun 13, 2017
Relative Fair Value Of Warrants Issued (in dollars)														2,350,320							2,124,286	1,994,631
Fair Value Of Warrants Issued (in dollars)																				112,096					255,703
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions (in dollars)													302,000												379,456
Number Of Warrants Issued In Connection With Sale Of Common Stock													10,081,667
Issuance of common stock (in shares)					6,846,537				12,559,218				10,081,667
Issuance of common stock					4,870,978																	5,420,800
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants					23,767,459							9,248,334								6,058,811			5,420,800	2,710,400	271,040
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1						$ 0.75			$ 0.75	$ 1	$ 0.6		$ 0.6			$ 1		$ 0.75	$ 0.75	$ 0.75	$ 1	$ 1	$ 1.25	$ 1.25
Gross Proceeds From Issuance Of Common Stock (in dollars)													6,049,000									5,420,800
Proceeds From Issuance Of Common Stock (in dollars)					4,870,978	4,866,406	10,164,546	0	21,710,000	31,874,254			5,298,140									4,870,978
Number Of Shares Of Common Stock Held For Resale					4,000,000
Stock Issued During Period Shares Issued In Connection With Cashless Exercise Of Warrants One			23,495	582,981						100,800
Stock Issuable During Period Shares Issued In Connection With Cashless Exercise Of Warrants One			50,419	833,333
Warrants Expiration Date One		Sep 11, 2012	Jul 27, 2015	Dec 6, 2016						Mar 31, 2016						Sep 11, 2012
Warrant Exercise Price One (in dollars per share)		$ 1	$ 0.6	$ 0.6	$ 1
Amount Reclassified Upon Exercise Of Warrants (in dollars)			43,855		43,855
Stock Issued During Period Shares Issued In Connection With Cashless Exercise Of Warrants Two			374,597	150,800	374,597					406,451
Stock Issuable During Period Shares Issued In Connection With Cashless Exercise Of Warrants Two			980,657	150,800	980,657
Warrants Expiration Date Two			Mar 31, 2016													Oct 11, 2012						Sep 11, 2012
Warrant Exercise Price Two (in dollars per share)			$ 0.75
Number Of Warrants Expired During Period		8,561
Warrant Exercise Price Three (in dollars per share)		$ 191.25
Warrants Amended To Purchase Common Stock																		5,255,000
Warrants For Purchase Common Stock					15,000					15,000
Common stock, shares issued					43,460,497		36,907,824	12,820,102		36,907,824						937,500
Warrants Exercisable For Common Stock	4,317,500				4,317,500											4,317,500
Proceeds from exercise of warrants					150,800	0	0	0		250,000						937,500
DEEMED DIVIDEND ON WARRANTS					(543,359)	0	0	0		0
Proceeds from issuance of common stock, net of issuance costs					4,870,978	4,866,406	10,164,546	0	21,710,000	31,874,254			5,298,140									4,870,978
Warrants Outstanding after the Reverse Stock Split							315,164
Shares Issuable Exercise Of Warrants (in shares)					27,310
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital					$ 43,855		$ 48,339
Cancellation Of Warrants							5,000
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)					23,767,459							9,248,334								6,058,811			5,420,800	2,710,400	271,040

STOCK-BASED COMPENSATION (Details) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Stock-based compensation	$ 1,159,911	$ 655,656	$ 907,460	$ 353,340	$ 2,854,873
Employee and Director Stock Option [Member]
Stock-based compensation	982,624	471,174	761,056	353,340	2,636,745
Employee and Director Stock Option [Member] | Research and Development Expense [Member]
Stock-based compensation	234,816	121,393	190,172	61,791	488,558
Employee and Director Stock Option [Member] | General and Administrative Expense [Member]
Stock-based compensation	747,808	349,781	570,884	291,549	2,148,187
Non Employee Consultant Stock Option [Member]
Stock-based compensation	177,287	184,482	146,404	0	395,415
Non Employee Consultant Stock Option [Member] | Research and Development Expense [Member]
Stock-based compensation	85,265	46,851	36,157	0	121,422
Non Employee Consultant Stock Option [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 92,022	$ 137,631	$ 110,247	$ 0	$ 273,993

STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended		12 Months Ended		74 Months Ended	110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011
Volatility	115.00%	110.00%
Risk-free interest rate	0.93%
Risk-free interest rate - Minimum		1.84%	0.89%
Risk-free interest rate - Maximum		3.17%	3.17%
Expected life (years)	6 years
Dividend	0.00%	0.00%	0.00%
Weighted-average exercise price	$ 1	$ 1.45	$ 1.16	$ 0.76	$ 2.52
Weighted-average grant-date fair value	$ 0.85	$ 1.22	$ 0.98			$ 1.28
Minimum [Member]
Volatility			110.00%
Expected life (years)		5 years 6 months	5 years 6 months
Maximum [Member]
Volatility			115.00%
Expected life (years)		6 years 3 months	6 years 3 months

STOCK-BASED COMPENSATION (Details 2) (USD $)	9 Months Ended		12 Months Ended			74 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Beginning Balance	4,827,638	769,189	769,189	991,736	910,001	0
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Options			(769,189)	(222,547)
Options acquired in connection with a business combination - Number of Shares Issuable Upon Exercise of Outstanding Options			49,159
Granted - Number of Shares Issuable Upon Exercise of Outstanding Options	24,000		5,226,500		90,929	922,654
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Option			(9,992)
Forfeited - Number of Shares Issuable Upon Exercise of Outstanding Options	(175,884)		(438,029)		(9,194)	(12,653)
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Ending Balance	4,675,754		4,827,638	769,189	991,736	910,001
Vested - Number of Shares Issuable Upon Exercise of Outstanding Options	1,954,046		636,634	743,450
Unvested - Number of Shares Issuable Upon Exercise of Outstanding Options	2,721,708		4,191,004	25,739
Exercisable - Number of Shares Issuable Upon Exercise of Outstanding Options	1,954,046		636,634	743,450
Outstanding - Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 1.82	$ 2.69	$ 2.69	$ 2.68	$ 2.86
Canceled - Weighted Average Exercise Price (in dollars per share)			$ 2.69	$ 2.63
Options acquired in connection with a business combination - Weighted Average Exercise Price (in dollars per share)			$ 100.52
Granted - Weighted Average Exercise Price (in dollars per share)	$ 1	$ 1.45	$ 1.16		$ 0.76	$ 2.52
Canceled - Weighted Average Exercise Prices (in dollars per share)			$ 115.16
Forfeited - Weighted Average Exercise Price (in dollars per share)	$ 1.36		$ 2.44		$ 2.72	$ 3.04
Outstanding - Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 1.82		$ 1.82	$ 2.69	$ 2.68	$ 2.86
Vested - Weighted Average Exercise Price (in dollars per share)	$ 2.92		$ 6.48	$ 2.69
Unvested - Weighted Average Exercise Price (in dollars per share)	$ 1.06		$ 1.12	$ 2.62
Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.92		$ 6.48	$ 2.69
Vested - Weighted Average Remaining Contracted Term in Years	8 years 8 months 9 days		9 years 2 months 1 day	4 years 0 months 26 days
Unvested - Weighted Average Remaining Contracted Term in Years	8 years 10 months 13 days		9 years 7 months 2 days	5 years 0 months 29 days
Exercisable - Weighted Average Remaining Contracted Term in Years	8 years 8 months 9 days		9 years 2 months 1 day	4 years 0 months 26 days
Vested - Aggregate Intrinsic Value (in dollars)	$ 252,062		$ 0	$ 0
Unvested - Aggregate Intrinsic Value (in dollars)	620,198		0	0
Exercisable - Aggregate Intrinsic Value (in dollars)	$ 252,062		$ 0	$ 0

STOCK-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		110 Months Ended
	Apr. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	May 18, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Granted To Purchase Common Stock (in shares)				670,200	670,200
Share Based Compensation Arrangement By Performance Based Payment Award Options Outstanding Number (in shares)			167,550		335,100		335,100
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Compensation Cost			$ 2,007,878		$ 2,956,117
Employee Service Share Based Compensation Nonvested Tota lCompensation In Year Two			1,052,094		1,051,631
Employee Service Share Based Compensation Nonvested Total Compensation In Year Three			512,204		507,630
Employee Service Share Based Compensation Nonvested Total Compensation In Year Four			110,643		75,688
Weighted Average Grant Date Fair Value Of Unvested Options Outstanding (in dollars per share)			$ 0.87		$ 0.89	$ 1.91	$ 0.89
Employee Service Share Based Compensation Nonvested Total Compensation In Current Year			332,937		1,321,168
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested and Expected To Vest Outstanding Number (in shares)			2,554,158		3,855,904		3,855,904
Options Outstanding after the Reverse Stock Split					49,159
Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								7,000,000
Share Based Compensation Arrangement By Performance Based Payment Award Expired			502,650
Removal Of Share Annual Limitationon Grants								750,000
Weighted-Average Grant-Date Fair Value Of Vested Options Outstanding (in dollars per share)			$ 1.04		$ 1.31	$ 2.01	$ 1.31
Revised Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								10,000,000
Common Stock, Capital Shares Reserved for Future Issuance					7,000,000		7,000,000
Aggregate Shares Available For Future Grants					2,281,112		2,281,112
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					4,494	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			24,000		5,026,500
Share Based Compensation Arrangement By Performance Based Payment Award Forfeited					335,100
Stock Issued During Period Shares Issued To Non-Employees	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 1.4
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	100,000
Share Based Compensation Arrangement By Share Based Paymet Award Options Forfeitures Rate					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3
Weighted-average grant-date fair value			$ 0.85	$ 1.22	$ 0.98		$ 1.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					756,400	199,600	2,806,400
Employee Service Share Based Compensation Value Of Unrecognized Period Costs						58,000
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost		58,000
Options Outstanding After Reverse Stock Split					49,159
Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value					$ 0	$ 0
Minimum [Member]
Investment Options, Exercise Price (in dollars per share)					$ 1.53
Maximum [Member]
Investment Options, Exercise Price (in dollars per share)					$ 1,072.53

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)
Change in valuation	1,106,296	1,882,000
Total	$ 0	$ 0

INCOME TAXES (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Federal net operating loss	$ 19,447,371	$ 6,116,804
Federal research and development tax credit carryforwards	1,956,146	390,600
State net operating loss	2,444,816	814,492
State research and development tax credit carryforwards	597,608	220,738
Capitalized research and development expenses	13,007,013	0
Capital loss carryforward (expires beginning in 2012)	340,000	0
Stock-based compensation expense	333,206	552,859
Intangible assets	555,198	0
Charitable contribution carryforwards	44,370	49,725
Accrued liabilities	35,314	25,327
Total deferred tax assets	38,761,042	8,170,545
Deferred tax liabilities
Depreciable assets	(346,870)	(434,056)
Total deferred tax liabilities	(346,870)	(434,056)
Net deferred tax assets	38,414,172	7,736,489
Less valuation allowance	(38,414,172)	(7,736,489)
Total deferred tax assets	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 57,198,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		46,533,000
Operating Loss Carryforwards, Expiration Dates		expire beginning in 2031 and 2025
Increases Of Operating Loss Carryforwards, Domestic and State	6,640,000
Federal Research And Development And Investment Tax Credits		1,956,000
State Research And Development And Investment Tax Credits		$ 905,000

NET LOSS PER SHARE (Details)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,443,213	10,959,960	22,231,627	4,415,559
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	3,646,370
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,767,459	7,327,322	17,403,989	0	17,403,989
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,675,754	3,632,638	4,827,638	769,189	4,827,638

COMMITMENTS (Details) (USD $)	Dec. 31, 2011
2012	$ 126,000
2013	123,000
2014	94,000
2015	0
Thereafter	0
Operating Leases, Future Minimum Payments Due, Total	$ 343,000

COMMITMENTS (Details 1) (USD $)	Dec. 31, 2011
Minimum lease payments	$ 6,955
Less interest	629
Present value of net minimum lease payments	6,326
Fiscal Year 2012 [Member]
Minimum lease payments	2,608
Less interest	373
Present value of net minimum lease payments	2,235
Fiscal Year 2013 [Member]
Minimum lease payments	2,608
Less interest	211
Present value of net minimum lease payments	2,397
Fiscal Year 2014 [Member]
Minimum lease payments	1,739
Less interest	45
Present value of net minimum lease payments	$ 1,694

COMMITMENTS (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Office equipment	$ 10,973	$ 10,973
Less accumulated amortization	(5,123)	(2,928)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 5,850	$ 8,045

COMMITMENTS (Details Textual) (USD $)	9 Months Ended		12 Months Ended			110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011
Operating Leases, Rent Expense	$ 170,000	$ 143,000	$ 197,000	$ 159,000	$ 8,050	$ 1,141,000
Lease Rent Escalation Percentage	3.00%
Lease Rent Expansion Space					1,140
Maximum Renovation Expense	55,000
Capital Lease Monthly Lease Expense	217
Capital Lease Expiration Date	Sep 3, 2014
Capital Lease Obligation Amortization Rate	7.00%
Office Space In Newton M [Member]
Operating Leases, Rent Expense	$ 5,300

EMPLOYEE RETIREMENT PLAN (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 02, 2009
Defined Benefit Plan, Funded Percentage		3.00%
Defined Benefit Plan Contributions By Company	$ 23,000

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Related Party Transaction, Amounts of Transaction	$ 206,500	$ 125,000	$ 206,500
Related Party Transaction, Expenses from Transactions with Related Party	$ 144,044

SUPPLEMENTAL PRO FORMA INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (7,256,438)	$ (1,704,966)

SUPPLEMENTAL PRO FORMA INFORMATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisitions Pro Forma Interest Expense	$ 165,000	$ 361,000
Business Acquisitions Pro Forma Additional Beneficial Conversion		463,000
Business Acquisitions Pro Forma Elimination Beneficial Conversion	258,000
Business Acquisitions Pro Forma Elimination Of Investment Banking Fees	$ 450,000

PROPOSED REVERSE STOCK SPLIT (Details Textual)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note, Stock Split, Conversion Ratio	1:2 to 1:10

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		9 Months Ended	110 Months Ended			1 Months Ended					1 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Oct. 11, 2012	Dec. 31, 2010	Oct. 31, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 30, 2012 Class B Warrants [Member]	Oct. 25, 2012 Maximum [Member]	Oct. 25, 2012 Minimum [Member]	Nov. 30, 2012 November Private Placement [Member]	Nov. 30, 2012 November Private Placement [Member] Maximum [Member]
Common stock, shares issued			43,460,497	36,907,824		12,820,102			937,500			2,000,000
Warrants Issued To Purchase Common Stock		937,500										2,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1		$ 0.75	$ 1			$ 1				$ 1	$ 1.25
Warrants Term												90 days	5 years
Proceeds from Issuance of Warrants		$ 937,500
Proceeds From Issuance Of Common Stock Warrants	2,000,000
Estimation Project Cost			3,000,000
Contractual Commitments			$ 0
Warrants Expiration Date		Oct 11, 2012		Sep 11, 2012			Oct 11, 2012
Stock Issued During Period, Shares, Exercise Of Warrants		937,500
Common stock, shares authorized			150,000,000	150,000,000		150,000,000				10,000,000	7,000,000
Warrants Expired For Common Stock		4,317,500